Non-Operating Expenses - Schedule of Non-Operating Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Non-operating Expenses
Foreign exchange losses	$ 44	$ 339	$ 383
Financial charges	273	4	1
Interest expense	553	298	250
Other	13	14	4
Total non-operating expenses	$ 883	$ 655	$ 638